PROJECT ASSETS, NET (Schedule of Project Assets and Related Accumulated Depreciation) (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
PROJECT ASSETS [Abstract]
Completed	¥ 879,954,662		¥ 32,505,243
Under construction	890,666,423		451,381,193
Less: Accumulated depreciation	0		(10,155,212)
Project Assets, net	¥ 1,770,621,085	$ 257,526,156	¥ 473,731,224